Note 17 - Financial Instruments with Off-Balance Sheet Risk (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financial Instruments With Off Balance Sheet Risk [Abstract]
Off-Balance Sheet Expiration Period	12 months
Fair Value Disclosure, Off-balance Sheet Risks, Amount, Liability	$ 1.0	$ 1.9